Non-operating (expenses) / income, net	12 Months Ended
Mar. 31, 2019
Other Income and Expenses [Abstract]
Non-operating (expenses) / income, net
22	Non-operating income / (expenses), net

Non-operating income / (expenses), net comprises the following:

	Year Ended March 31,
	2017	2018	2019
	$ in thousands	$ in thousands	$ in thousands

Interest income	8	191	237
Interest expense	(37)	(72)	(139)
Foreign exchange gain / (loss)	258	(353)	(21)

Non-operating income / (expenses), net	229	(234)	77